Offerings - Offering: 1	Nov. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value, reserved for issuance under the Rail Vision Ltd. Amended Share Option Plan
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	2.44
Maximum Aggregate Offering Price	$ 732,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 63.68
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement (the "Registration Statement") shall also cover any additional ordinary shares that become issuable under the Rail Vision Ltd. Amended Share Option Plan, as amended and ratified on March 28, 2024 (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction. Represents Ordinary Shares issuable upon vesting or exercise of awards granted under the Plan as well as future award grants under the Plan to which this Registration Statement relates. The proposed maximum offering price per share is calculated in accordance with Rules 457(c) and 457(h) under the Securities Act, solely for purposes of calculating the registration fee on the basis of $2.44 per share, the average of the high and low price of the Registrant's ordinary shares as reported on the Nasdaq Capital Market on November 11, 2026.